UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9545

Seligman Time Horizon/Harvester Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:               (212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	9/30/04

FORM N-Q

ITEM 1.  SCHEDULES OF INVESTMENTS.

Seligman Time Horizon/Harvester Series, Inc.
Schedule of Investments (unaudited)
September 30, 2004

Seligman Time Horizon 30 Fund

	Shares	Value

Domestic Equity Funds 59.2%
Seligman Capital Fund *	100,927	$1,749,065
Seligman Communications and Information Fund *	59,274	1,277,947
Seligman Frontier Fund *	19,992	235,306
Seligman Growth Fund *	65,285	232,415
Seligman Large-Cap Value Fund	22,191	233,006
Seligman Small-Cap Value Fund *	69,751	1,051,845

		4,779,584

Global Equity Funds 40.0%
Seligman Emerging Markets Fund *	111,765	836,002
Seligman Global Smaller Companies Fund *	150,930	2,002,841
Seligman International Growth Fund *	34,432	397,001

		3,235,844

Total Investments 99.2%		8,015,428

Other Assets Less Liabilities 0.8%		65,743

Net Assets 100.0%		$8,081,171

Seligman Time Horizon 20 Fund

	Shares	Value

Domestic Equity Funds 62.1%
Seligman Capital Fund *	186,149	$3,225,962
Seligman Communications and Information Fund *	75,304	1,623,554
Seligman Frontier Fund *	40,953	482,017
Seligman Growth Fund *	403,815	1,437,581
Seligman Large-Cap Value Fund	137,181	1,440,401
Seligman Small-Cap Value Fund *	130,612	1,969,629

		10,179,144

Global Equity Funds 36.9%
Seligman Emerging Markets Fund *	223,446	1,671,376
Seligman Global Smaller Companies Fund *	207,141	2,748,761
Seligman International Growth Fund *	141,735	1,634,205

		6,054,342

Total Investments 99.0%		16,233,486

Other Assets Less Liabilities 1.0%		158,467

Net Assets 100.0%		$16,391,953

Seligman Time Horizon 10 Fund

	Shares	Value

Domestic Equity Funds 56.2%
Seligman Capital Fund *	223,866	$3,879,598
Seligman Communications and Information Fund *	89,411	1,927,701
Seligman Frontier Fund *	49,031	577,095
Seligman Growth Fund *	472,130	1,680,783
Seligman Large-Cap Value Fund	162,437	1,705,588
Seligman Small-Cap Value Fund *	78,083	1,177,492

		10,948,257

Global Equity Funds 23.4%
Seligman Emerging Markets Fund *	137,218	1,026,390
Seligman Global Smaller Companies Fund *	117,113	1,554,089
Seligman International Growth Fund *	170,538	1,966,303

		4,546,782

Fixed-Income Funds 19.8%
Seligman High-Yield Bond Series	840,313	2,890,677
Seligman Investment Grade Fixed Income Fund	132,002	962,297

		3,852,974

Total Investments 99.4%		19,348,013

Other Assets Less Liabilities 0.6%		114,845

Net Assets 100.0%		$19,462,858

Seligman Harvester Fund

	Shares	Value

Domestic Equity Funds 42.8%
Seligman Capital Fund *	90,090	$1,561,260
Seligman Common Stock Fund	157,730	1,673,515
Seligman Growth Fund *	466,952	1,662,349
Seligman Large-Cap Value Fund	159,866	1,678,593

		6,575,717

Global Equity Funds 17.5%
Seligman Global Growth Fund *	111,944	790,325
Seligman International Growth Fund *	165,443	1,907,558

		2,697,883

Fixed-Income Funds 39.2%
Seligman High-Yield Bond Series	658,315	2,264,604
Seligman Investment Grade Fixed Income Fund	310,077	2,260,461
Seligman U.S. Government Securities Series	209,582	1,498,511

		6,023,576

Total Investments 99.5%		15,297,176

Other Assets Less Liabilities 0.5%		72,254

Net Assets 100.0%		$15,369,430

__________________

*   Non-incoming producing security.

Seligman Time Horizon/Harvester Series, Inc.

Notes to Schedules of Investments (unaudited)
September 30, 2004

1.   Organization: —   Seligman Time Horizon/Harvester Series, Inc. consists of four separate funds:  Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund, and Seligman Harvester Fund.  Each Fund invests in a combination of Class A shares of other Seligman mutual funds.

2.   Security Valuation —  Underlying Funds owned by a Fund are valued at their respective net asset values. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are valued at amortized cost.

3.   Tax Information —  At September 30, 2004, the cost of investments for federal income tax purposes, and the tax basis net and gross unrealized appreciation and depreciation of portfolio securities were as follows:

	Cost	Total Unrealized		Net Appreciation (Depreciation)

Fund		Appreciation	Depreciation

Time Horizon 30 Fund	$7,659,821	$683,096	$327,489	$355,607
Time Horizon 20 Fund	16,619,079	1,054,783	1,440,376	(385,593)
Time Horizon 10 Fund	20,478,261	703,830	1,834,078	(1,130,248)
Harvester	16,443,988	196,875	1,343,687	(1,146,812)

ITEM 2.  CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 24, 2004

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 24, 2004

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.